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Invesco Income Advantage International Fund
Invesco Income Advantage International Fund
SUPPLEMENT DATED OCTOBER 25, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Income Advantage International Fund
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

1. The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Income Advantage International Fund	Class A		Class C	Class R	Class Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	Contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Income Advantage International Fund		Class A	Class C	Class R	Class Y	CLASS R5	Class R6
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		0.59%	0.59%	0.59%	0.59%	0.48%	0.43%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.62%	2.37%	1.87%	1.37%	1.26%	1.21%
Fee Waiver and/or Expense Reimbursement2	[1]	0.38%	0.38%	0.38%	0.38%	0.27%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	1.99%	1.49%	0.99%	0.99%	0.99%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2024 and June 30, 2025, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example - Invesco Income Advantage International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	669	998	1,349	2,336
Class C	302	703	1,231	2,490
Class R	152	551	976	2,159
Class Y	101	396	714	1,613
CLASS R5	101	373	666	1,499
Class R6	101	362	644	1,446

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Income Advantage International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	669	998	1,349	2,336
Class C	202	703	1,231	2,490
Class R	152	551	976	2,159
Class Y	101	396	714	1,613
CLASS R5	101	373	666	1,499
Class R6	101	362	644	1,446

2. The following paragraph replaces in its entirety the third paragraph appearing under the heading “Principal Investment Strategies of the Fund" in the Summary Prospectus and the heading “Fund Summary - Principal Investment Strategies of the Fund" in the Statutory Prospectus, and the fourth paragraph appearing under the heading "Investment Objective(s), Strategies, Risks and Portfolio Holdings - Objective(s) and Strategies":
ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more underlying equity securities, or an index of equity securities and a related equity derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The Fund will invest in ELNs that reference either a broad-based equity security index or an exchange-traded fund that passively tracks such an index. The Fund’s portfolio of ELNs will be constituted by positions in short-term ELNs issued by a diversified group of U.S. and international financial institutions and cash and cash equivalents.